Stock Option Plan (Details 1) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	47,538	49,538	49,538	62,038
Weighted average exercise price	$ 35.05	$ 35.15	$ 35.15	$ 36.56
July 27, 2014 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	3,000
Weighted average exercise price	$ 35.50
November 30, 2014 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	500
Weighted average exercise price	$ 39.79
August 1, 2015 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	9,000
Weighted average exercise price	$ 42.17
August 4, 2015 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	500
Weighted average exercise price	$ 42.53
July 21, 2016 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	14,500
Weighted average exercise price	$ 32.91
November 29, 2016 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	6,000
Weighted average exercise price	$ 39.33
July 24, 2017 [Member]
Share Based Compensation Stock Option Expiration Disclosure [Abstract]
Number of shares	14,038
Weighted average exercise price	$ 30.33